Basis of preparation and summary of material accounting policies - Evolution of CPI (Details) - Turkiye	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hyperinflation
Annual Index	3,513.87	2,684.55	1,859.38	3,513.87	2,684.55	1,859.38
Average index	3,183.23	2,360.03	1,488.91
Inflation rate	30.90%	44.40%	64.80%	211.40%	290.80%	268.30%